Impact from Foreign Exchange Derivative Instruments Designated as Cash Flow Hedges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) gain recorded in accumulated other comprehensive loss	$ (2,001)	$ 2,627	$ (961)
Foreign Currency Forward Contracts | Cash Flow Hedge
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) gain recorded in accumulated other comprehensive loss	(2,001)	2,627
Gain reclassified from accumulated other comprehensive loss into earnings	$ (482)	$ (215)